united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Richard Malinowski

c/o Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

Investment Adviser

North Country Investment Advisers, Inc.

250 Glen Street

Glens Falls, NY 12801

Administrator and

Fund Accountant

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022

Investor Information: (888) 350-2990

The North Country Funds

Large Cap Equity Fund

Intermediate Bond Fund

Semi-Annual Report

May 31, 2021

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

North Country Large Cap Equity Fund Portfolio Summary (Unaudited) May 31, 2021

Industries	% of Net Assets	Industries	% of Net Assets
Common Stock	98.4%	Leisure Facilities & Services	1.8%
Software	12.2%	Semiconductors	1.8%
Internet Media & Services	9.1%	Electric Utilities	1.7%
Biotechnology & Pharmaceuticals	6.2%	Entertainment Content	1.7%
Technology Hardware	6.2%	Insurance	1.7%
Technology Services	5.6%	Apparel & Textile Products	1.6%
Medical Equipment & Devices	5.5%	Household Products	1.5%
E-Commerce Discretionary	4.9%	Diversified Industrials	1.4%
Banks	4.5%	REITS	1.4%
Institutional Financial Services	4.5%	Beverages	1.3%
Retail - Discretionary	3.1%	Commercial Support Services	1.0%
Transportation	2.9%	Wholesale - Consumer Staples	0.9%
Retail - Consumer Staples	2.8%	Specialty Finance	0.8%
Chemicals	2.7%	Telecommunications	0.5%
Healthcare Facilities & Services	2.6%	Construction Materials	0.3%
Oil & Gas	2.3%	Money Market Fund	1.6%
Asset Management	2.1%	Liabilities in excess of other assets	(0.0)%
Home Construction	1.8%	Total Net Assets	100.0%

Top Ten Holdings	% of Net Assets	Top Ten Holdings	% of Net Assets
Apple, Inc.	5.2%	Adobe, Inc.	3.1%
Microsoft Corp.	5.2%	salesforce.com, Inc.	3.0%
Amazon.com, Inc.	4.9%	UnitedHealth Group, Inc.	2.6%
Visa, Inc.	4.7%	Netflix, Inc.	2.3%
Alphabet, Inc.	4.0%	JPMorgan Chase & Co.	2.3%

North Country Intermediate Bond Fund

Portfolio Summary (Unaudited)

May 31, 2021

Industries	% of Net Assets	Industries	% of Net Assets
Corporate Bonds	70.6%	Software	1.8%
Banks	14.9%	Biotechnology & Pharmaceuticals	1.5%
Technology Hardware	5.4%	Machinery	1.4%
Institutional Financial Services	5.1%	Apparel & Textile Products	1.3%
Telecommunications	3.2%	Healthcare Facilities & Services	1.3%
Semiconductors	4.3%	Cable & Satellite	1.1%
Oil & Gas Producers	4.2%	Medical Equipment & Devices	1.1%
Retail - Discretionary	3.5%	Household Products	0.6%
Electric Utilities	2.8%	Transportation & Logistics	0.6%
Chemicals	2.7%	Retail - Consumer Staples	0.3%
Beverages	2.6%	U.S. Government Agency Obligations	25.7%
Insurance	2.5%	Government Agencies	25.7%
Food	2.2%	Money Market Fund	3.2%
Entertainment Content	2.2%	Other assets less liabilities	0.5%
Aerospace & Defense	2.1%	Total Net Assets	100.0%
REITS	1.9%

Top Ten Holdings	% of Net Assets
Federal Home Loan Bank 3.4%, due 03/14/2029	3.5%
AT&T, Inc. 4.35%, due 03/01/2029	2.6%
Anheuser-Busch InBev Worldwide, Inc. 4%, due 04/13/2028	2.6%
Federal Farm Credit Bank Funding Corp. 3.15%, due 04/03/2028	2.6%
Georgia Power Co. 3.25%, due 03/30/2027	2.5%
Federal Home Loan Bank 2.75%, due 12/13/2024	2.5%
Federal Farm Credit Bank Funding Corp. 2.35%, due 08/14/2024	2.4%
Wells Fargo & Co. 3.45%, due 02/13/2023	2.4%
Federal Farm Credit Bank Funding Corp. 3.27%, due 03/22/2029	2.3%
Mitsubishi UFJ Financial Group, Inc. 3.195%, due 07/18/2029	1.8%

THE NORTH COUNTRY FUNDS
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

		Fair
Shares		Value
COMMON STOCK - 98.4%
Apparel & Textile Products - 1.6%
12,000	NIKE, Inc.	$1,637,520
12,500	VF Corp.	996,500
		2,634,020
Asset Management - 2.1%
4,000	BlackRock, Inc.	3,508,160

Banks - 4.5%
87,000	Bank of America Corp.	3,687,930
23,000	JPMorgan Chase & Co.	3,777,520
		7,465,450
Beverages - 1.3%
14,200	PepsiCo, Inc.	2,100,748

Biotechnology & Pharmaceuticals - 6.2%
11,900	Amgen, Inc.	2,831,486
18,500	Johnson & Johnson	3,131,125
27,900	Merck & Co., Inc.	2,117,331
54,500	Pfizer, Inc.	2,110,785
		10,190,727
Chemicals - 2.7%
2,700	Air Products & Chemicals, Inc.	809,082
3,900	Ecolab, Inc.	838,812
8,500	LyondellBasell Industries N.V.	957,270
6,300	Sherwin-Williams Co.	1,786,239
		4,391,403
Commercial Support Services - 1.0%
11,500	Waste Management, Inc.	1,617,820

Construction Materials - 0.3%
3,000	Vulcan Materials Co.	549,960

Diversified Industrials - 1.4%
10,000	Honeywell International, Inc.	2,309,100

E-Commerce Discretionary - 4.9%
2,475	Amazon.com, Inc.*	7,977,098

Electric Utilities - 1.7%
8,000	Dominion Energy, Inc.	609,120
2,250	Duke Energy Corp.	225,495
14,200	NextEra Energy, Inc.	1,039,724
13,750	Southern Co.	878,900
		2,753,239
		Fair
Shares		Value
Entertainment Content - 1.7%
17,500	Activision Blizzard, Inc.	$1,701,875
6,350	Walt Disney Co. *	1,134,428
		2,836,303
Healthcare Facilities & Services - 2.6%
10,500	UnitedHealth Group, Inc.	4,325,160

Home Construction - 1.8%
50,000	Masco Corp.	3,015,500

Household Products - 1.5%
17,800	Procter & Gamble Co.	2,400,330

Institutional Financial Services - 4.5%
2,600	Goldman Sachs Group, Inc.	967,252
29,150	Intercontinental Exchange, Inc.	3,290,452
35,000	Morgan Stanley	3,183,250
		7,440,954
Insurance - 1.7%
9,550	Berkshire Hathaway, Inc. *	2,764,152

Internet Media & Services - 9.1%
2,800	Alphabet, Inc. *	6,599,180
10,500	Facebook, Inc. *	3,451,665
7,550	Netflix, Inc. *	3,796,216
20,000	Twitter, Inc. *	1,160,000
		15,007,061
Leisure Facilities & Services - 1.8%
5,600	Domino’s Pizza, Inc.	2,390,472
2,600	McDonald’s Corp.	608,114
		2,998,586
Medical Equipment & Devices - 5.5%
14,750	Abbott Laboratories	1,720,588
5,000	Danaher Corp.	1,280,700
6,900	Medtronic PLC	873,471
10,450	Stryker Corp.	2,667,571
5,245	Thermo Fisher Scientific, Inc.	2,462,527
		9,004,857
Oil & Gas - 2.3%
12,500	Chevron Corp.	1,297,375
24,000	Exxon Mobil Corp.	1,400,880
40,000	Williams Cos., Inc.	1,053,600
		3,751,855
REITS - 1.4%
4,000	Alexandria Real Estate Equities, Inc.	713,040
2,900	American Tower Corp.	740,834
2,800	Public Storage	790,944
		2,244,818

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

		Fair
Shares		Value
COMMON STOCK - 98.4% (Continued)
Retail - Consumer Staples - 2.8%
5,500	Costco Wholesale Corp.	$2,080,485
18,000	Walmart, Inc.	2,556,540
		4,637,025
Retail - Discretionary - 3.1%
10,900	Home Depot, Inc.	3,476,119
23,050	TJX Cos., Inc.	1,556,797
		5,032,916
Semiconductors - 1.8%
24,100	Intel Corp.	1,376,592
11,250	QUALCOMM, Inc.	1,513,575
		2,890,167
Software - 12.2%
10,000	Adobe, Inc. *	5,045,800
34,200	Microsoft Corp.	8,539,056
19,000	Oracle Corp.	1,496,060
20,700	salesforce.com, Inc. *	4,928,670
		20,009,586
Specialty Finance - 0.8%
8,000	Capital One Financial Corp.	1,286,240

Technology Hardware - 6.2%
69,000	Apple, Inc.	8,598,090
30,750	Cisco Systems, Inc.	1,626,675
		10,224,765
Technology Services - 5.6%
6,000	PayPal Holdings, Inc. *	1,560,120
34,000	Visa, Inc.	7,728,200
		9,288,320
		Fair
Shares		Value
Telecommunications - 0.5%
15,000	Verizon Communications, Inc.	$847,350

Transportation - 2.9%
5,700	FedEx Corp.	1,794,417
4,500	Union Pacific Corp.	1,011,285
9,000	United Parcel Service, Inc.	1,931,400
		4,737,102
Wholesale - Consumer Staples - 0.9%
17,500	Sysco Corp.	1,417,500

TOTAL COMMON STOCK (Cost - $58,645,899)		161,658,272

MONEY MARKET FUND - 1.6%
2,644,072	BlackRock Liquidity Funds Treasury Trust Fund - Institutional Shares, 0.01% (a)	2,644,072
TOTAL MONEY MARKET FUND (Cost - $2,644,072)		2,644,072

TOTAL INVESTMENTS - 100.0% (Cost - $61,289,971)		$164,302,344
Liabilities in excess of other assets - (0.0)%		(21,475)
TOTAL NET ASSETS - 100.0%		$164,280,869

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Money market fund; interest rate reflects seven-day effective yield on May 31, 2021.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Principal		Fair
Amount		Value
CORPORATE BONDS - 70.6%
Aerospace & Defense - 2.1%
	Boeing Co.
$250,000	2.25%, due 6/15/2026	$254,714
1,000,000	3.25%, due 3/1/2028	1,050,387
	General Dynamics Corp.
500,000	2.25%, due 11/15/2022	512,409
		1,817,510
Apparel & Textile Products - 1.3%
	Ralph Lauren Corp.
1,000,000	3.75%, due 9/15/2025	1,107,302

Banks - 14.9%
	Bank of America Corp.
500,000	4.183%, due 11/25/2027	562,796
1,250,000	2.884%, due 10/22/2030 (a)	1,301,897
	Citigroup, Inc.
500,000	4.45%, due 9/29/2027	572,672
	JPMorgan Chase & Co.
1,000,000	3.875%, due 9/10/2024	1,096,353
1,000,000	3.125%, due 1/23/2025	1,078,938
500,000	3.30%, due 4/1/2026	549,351
	Mitsubishi UFJ Financial Group, Inc.
1,500,000	3.195%, due 7/18/2029	1,615,506
	PNC Financial Services Group, Inc.
500,000	3.45%, due 4/23/2029	553,982
	Sumitomo Mitsui Financial Group, Inc.
1,500,000	2.13%, due 7/8/2030	1,484,851
	US Bancorp.
500,000	3.60%, due 9/11/2024	548,327
500,000	3.10%, due 4/27/2026	546,370
	Wells Fargo & Co.
2,000,000	3.45%, due 2/13/2023	2,104,761
1,000,000	3.00%, due 2/19/2025	1,076,662
		13,092,466
Beverages - 2.6%
	Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.00%, due 4/13/2028	2,272,896

Biotechnology & Pharmaceuticals - 1.5%
	Merck & Co., Inc.
1,000,000	2.80%, due 5/18/2023	1,049,462
	Pfizer, Inc.
250,000	2.75%, due 6/3/2026	271,085
		1,320,547
Cable & Satellite - 1.1%
	TCI Communications, Inc.
750,000	7.875%, due 2/15/2026	975,243
Principal		Fair
Amount		Value
Chemicals - 2.7%
	Air Products and Chemicals, Inc.
$500,000	2.75%, due 2/3/2023	$520,517
	DuPont de Nemours, Inc.
1,250,000	4.205%, due 11/15/2023	1,359,514
	Linde, Inc.
500,000	2.45%, due 2/15/2022	505,173
		2,385,204
Electric Utilities - 2.8%
	Duke Energy Florida LLC
250,000	3.10%, due 8/15/2021	250,580
	Georgia Power Co.
2,000,000	3.25%, due 3/30/2027	2,171,987
		2,422,567
Entertainment Content - 2.2%
	TWDC Enterprises 18 Corp.
300,000	3.15%, due 9/17/2025	326,748
	Walt Disney Co.
1,500,000	2.65%, due 1/13/2031	1,551,931
		1,878,679
Food - 2.2%
	Hershey Co.
1,000,000	1.70%, due 6/1/2030	977,607
	Hormel Foods Corp.
1,000,000	1.80%, due 6/11/2030	977,367
		1,954,974
Healthcare Facilities & Services - 1.3%
	CVS Health Corp.
1,000,000	4.30%, due 3/25/2028	1,146,481

Household Products - 0.6%
	Kimberly-Clark Corp.
500,000	2.40%, due 3/1/2022	508,421

Institutional Financial Services - 5.1%
	Bank of New York Mellon Corp.
1,000,000	3.25%, due 5/16/2027	1,104,121
	Goldman Sachs Group, Inc.
500,000	3.625%, due 1/22/2023	527,027
500,000	3.85%, due 1/26/2027	554,981
	Morgan Stanley
1,000,000	3.625%, due 1/20/2027	1,114,266
1,000,000	3.95%, due 4/23/2027	1,127,171
		4,427,566
Insurance - 2.5%
	American International Group, Inc.
1,000,000	3.90%, due 4/1/2026	1,116,692
	Berkshire Hathaway Finance Corp.
550,000	1.85%, due 3/12/2030	548,424
	MetLife, Inc.
500,000	3.00%, due 3/1/2025	538,906
		2,204,022

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal		Fair
Amount		Value
CORPORATE BONDS - 70.6% (Continued)
Machinery - 1.4%
	Deere & Co.
$1,000,000	5.375%, due 10/16/2029	$1,255,870

Medical Equipment & Devices - 1.1%
	Stryker Corp.
1,000,000	1.95%, due 6/15/2030	971,277

Oil & Gas Producers - 4.2%
	BP Capital Markets PLC
1,000,000	2.75%, due 5/10/2023	1,047,303
1,000,000	3.535%, due 11/4/2024	1,096,770
500,000	3.017%, due 1/16/2027	538,162
	Occidental Petroleum Corp.
1,000,000	3.40%, due 4/15/2026	976,305
		3,658,540
REITS - 1.9%
	Simon Property Group LP
1,000,000	3.50%, due 9/1/2025	1,097,341
500,000	3.375%, due 6/15/2027	546,605
		1,643,946
Retail - Consumer Staples - 0.3%
	Target Corp.
250,000	2.50%, due 4/15/2026	268,535

Retail - Discretionary - 3.5%
	Home Depot, Inc.
750,000	2.95%, due 6/15/2029	809,957
	Lowe’s Cos., Inc.
1,000,000	3.10%, due 5/3/2027	1,089,239
	TJX Cos., Inc.
1,000,000	3.875%, due 4/15/2030	1,127,071
		3,026,267
Semiconductors - 4.3%
	Intel Corp.
500,000	2.45%, due 11/15/2029	519,887
1,000,000	3.90%, due 3/25/2030	1,145,892
	NVIDIA Corp.
1,250,000	2.85%, due 4/1/2030	1,333,063
	Texas Instruments, Inc.
800,000	2.25%, due 9/4/2029	821,528
		3,820,370
Software - 1.8%
	Oracle Corp.
500,000	3.40%, due 7/8/2024	539,185
500,000	2.95%, due 4/1/2030	521,395
500,000	3.25%, due 5/15/2030	534,618
		1,595,198
Technology Hardware - 5.4%
	Apple, Inc.
1,000,000	2.90%, due 9/12/2027	1,089,279
1,500,000	1.65%, due 5/11/2030	1,487,857
	Cisco Systems, Inc.
1,000,000	1.85%, due 9/20/2021	1,003,690
1,000,000	3.50%, due 6/15/2025	1,109,210
		4,690,036
Principal		Fair
Amount		Value
Telecommunications - 3.2%
	AT&T, Inc.
$2,000,000	4.35%, due 3/1/2029	$2,290,615
	Verizon Communications, Inc.
500,000	4.15%, due 3/15/2024	545,945
		2,836,560
Transportation & Logistics - 0.6%
	Union Pacific Corp.
500,000	2.75%, due 4/15/2023	519,944

TOTAL CORPORATE BONDS (Cost - $59,789,755)		61,800,421

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.7%
Government Agencies - 25.7%
	Fannie Mae Pool
902,541	3.00%, due 8/1/2029	951,018
652,728	3.00%, due 12/1/2029	688,108
1,270,787	3.00%, due 2/1/2030	1,340,694
	Federal Farm Credit Bank Funding Corp.
2,000,000	2.35%, due 8/14/2024	2,124,431
500,000	3.10%, due 12/6/2024	545,817
750,000	2.62%, due 11/17/2025	813,795
1,000,000	2.875%, due 1/18/2028	1,114,027
2,000,000	3.15%, due 4/3/2028	2,266,250
1,500,000	3.73%, due 9/20/2028	1,516,229
2,000,000	3.27%, due 3/22/2029	2,051,020
	Federal Home Loan Bank
2,000,000	2.75%, due 12/13/2024	2,163,257
1,000,000	2.625%, due 9/12/2025	1,082,563
1,000,000	2.60%, due 12/4/2025	1,084,555
500,000	2.70%, due 12/29/2025	544,850
1,000,000	3.25%, due 9/8/2028	1,134,784
3,000,000	3.40%, due 3/14/2029	3,070,358
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $21,175,366)		22,491,756

Shares

MONEY MARKET FUND - 3.2%
	BlackRock Liquidity Funds Treasury
2,819,162	Trust Fund - Institutional Shares, 0.01% (b)	2,819,162
TOTAL MONEY MARKET FUND (Cost - $2,819,162)

TOTAL INVESTMENTS - 99.5% (Cost - $83,784,283)		$87,111,339
Other assets less liabilities - 0.5%		469,235
TOTAL NET ASSETS - 100.0%		$87,580,574

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)	Variable rate yield; the coupon rate shown represents the rate as of May 31, 2021.

(b)	Money market fund; interest rate reflects seven-day effective yield on May 31, 2021.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021

	Large Cap	Intermediate
	Equity Fund	Bond Fund
ASSETS:
Investments in securities, at fair value (Cost $61,289,971 and $83,784,283 respectively)	$164,302,344	$87,111,339
Dividends and interest receivable	214,541	575,683
Receivable for fund shares sold	883	6,026
Prepaid expenses and other assets	15,572	13,146
Total Assets	164,533,340	87,706,194

LIABILITIES:
Accrued advisory fees	104,321	33,426
Accrued administrative fees	25,929	15,353
Accrued audit fees	9,448	9,448
Accrued legal fees	9,226	9,593
Payable to related parties	7,742	6,320
Accrued transfer agent fees	3,771	5,155
Payable for fund shares redeemed	74,989	31,016
Accrued expenses and other liabilities	17,045	15,309
Total Liabilities	252,471	125,620
Net Assets	$164,280,869	$87,580,574

NET ASSETS CONSIST OF:
Paid in capital	$55,492,236	$84,085,616
Accumulated earnings	108,788,633	3,494,958
Net Assets	$164,280,869	$87,580,574

Shares outstanding (unlimited number of shares authorized; no par value)	6,913,374	8,158,243

Net asset value, offering and redemption price per share ($164,280,869/6,913,374 and $87,580,574/8,158,243, respectively)	$23.76	$10.74

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2021

	Large Cap	Intermediate
	Equity Fund	Bond Fund
INVESTMENT INCOME:
Dividends	$1,096,896	$—
Interest	257	1,098,793
Total investment income	1,097,153	1,098,793

EXPENSES:
Investment advisory fees	588,822	223,910
Administration and fund accounting fees	101,559	74,666
Legal fees	24,932	24,932
Transfer agency fees	17,009	16,361
Trustees’ fees	9,972	6,732
Audit fees	8,727	8,727
Printing expense	8,483	6,488
Chief Compliance Officer fees	7,979	5,984
Registration and filing fees	6,233	6,233
Custody fees	5,990	4,241
Insurance expense	3,491	2,244
Miscellaneous expenses	1,243	1,243
Total expenses	784,440	381,761

Less: Advisory fee waiver	—	(7,339)
Net expenses	784,440	374,422

Net investment income	312,713	724,371

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions	5,521,865	72,313
Net change in unrealized appreciation/(depreciation) of investments	13,144,542	(2,019,903)
Net realized and unrealized gain /(loss) on investments	18,666,407	(1,947,590)

Net increase/(decrease) in net assets resulting from operations	$18,979,120	$(1,223,219)

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	May 31, 2021	Ended
	(Unaudited)	November 30, 2020

FROM OPERATIONS:
Net investment income	$312,713	$556,375
Net realized gain from investment transactions	5,521,865	15,038,533
Net change in unrealized appreciation	13,144,542	14,539,350
Net increase in net assets resulting from operations	18,979,120	30,134,258

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(15,652,517)	(9,144,023)

CAPITAL SHARE TRANSACTIONS (Note 4)	9,610,986	(6,012,715)

Net increase in net assets	12,937,589	14,977,520

NET ASSETS:
Beginning of period	151,343,280	136,365,760

End of period	$164,280,869	$151,343,280

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	May 31, 2021	Ended
	(Unaudited)	November 30, 2020

FROM OPERATIONS:
Net investment income	$724,371	$1,431,392
Net realized gain from investment transactions	72,313	640,978
Net change in unrealized appreciation/(depreciation)	(2,019,903)	2,535,305
Net increase/(decrease) in net assets resulting from operations	(1,223,219)	4,607,675

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(892,477)	(1,450,252)

CAPITAL SHARE TRANSACTIONS (Note 4)	(2,657,914)	9,893,163

Net increase/(decrease) in net assets	(4,773,610)	13,050,586

NET ASSETS:
Beginning of period	92,354,184	79,303,598

End of period	$87,580,574	$92,354,184

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$23.48		$20.32	$18.99	$18.87	$15.54	$16.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.04		0.08	0.08	0.05	0.07	0.06
Net realized and unrealized gains on investments	2.67		4.44	2.55	1.28	3.59	0.27
Total from investment operations	2.71		4.52	2.63	1.33	3.66	0.33
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)		(0.08)	(0.05)	(0.07)	(0.07)	(0.05)
Distribution from net realized gains from security transactions	(2.33)		(1.28)	(1.25)	(1.14)	(0.26)	(0.74)
Total distributions	(2.43)		(1.36)	(1.30)	(1.21)	(0.33)	(0.79)
Net asset value, end of period	$23.76		$23.48	$20.32	$18.99	$18.87	$15.54
Total return (2)	12.76%	(4)	23.90%	15.25%	7.52%	23.96%	2.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$164,281		$151,343	$136,366	$127,978	$127,703	$120,238
Ratios to average net assets:
Expenses	1.00%	(3)	1.02%	1.04%	1.03%	1.03%	1.03%
Net investment income	0.40%	(3)	0.40%	0.41%	0.29%	0.39%	0.43%
Portfolio turnover rate	4%	(4)	5%	15%	22%	12%	21%

(1)	Net investment income per share is based on average shares outstanding during the year or period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the Six
	Months Ended		For the Year Ended November 30,
	May 31, 2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$10.99		$10.58	$9.76	$10.17	$10.14	$10.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.09		0.18	0.21	0.19	0.17	0.17
Net realized and unrealized gains/(losses) on investments	(0.24)		0.41	0.81	(0.41)	0.04	(0.04)
Total from investment operations	(0.15)		0.59	1.02	(0.22)	0.21	0.13
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.08)		(0.18)	(0.20)	(0.19)	(0.18)	(0.17)
Distribution from net realized gains from security transactions	(0.02)		—	—	—	—	—
Total distributions	(0.10)		(0.18)	(0.20)	(0.19)	(0.18)	(0.17)
Net asset value, end of period	$10.74		$10.99	$10.58	$9.76	$10.17	$10.14
Total return (2)	(1.30)%	(4)	5.66%	10.53%	(2.17)%	2.08%	1.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$87,581		$92,354	$79,304	$71,188	$73,902	$78,565
Ratios to average net assets:
Expenses, before waiver	0.85%	(3)	0.86%	0.88%	0.89%	0.88%	0.84%
Expenses, after waiver	0.84%	(3,5)	0.86%	0.88%	0.89%	0.88%	0.82%
Net investment income	1.62%	(3,5)	1.68%	2.00%	1.93%	1.67%	1.65%
Portfolio turnover rate	3%	(4)	25%	22%	23%	18%	31%

(1)	Net investment income per share is based on average shares outstanding during the year or period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

(5)	Ratios include advisory fee waiver effective April 1, 2021 ..

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers two series: the North Country Large Cap Equity Fund formerly known as the North Country Equity Growth Fund (the “Equity Fund”) and the North Country Intermediate Bond Fund (the “Bond Fund”, and together with the Equity Fund, the “Funds”). The Equity Fund’s principal investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value. Both Funds commenced operations on March 1, 2001.

The Bond Fund and the Equity Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company. Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.

The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

(non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust’s Fair Value Committee (the “Committee”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security’s fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of May 31, 2021, in valuing the Funds’ assets carried at fair value.

North Country Large Cap Equity Fund:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock **	$161,658,272	$—	$—	$161,658,272
Money Market Fund	2,644,072	—	—	2,644,072
Total	$164,302,344	$—	$—	$164,302,344

North Country Intermediate Bond Fund:

Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds**	$—	$61,800,421	$—	$61,800,421
U.S. Government Agency Obligations	—	22,491,756	—	22,491,756
Money Market Fund	2,819,162	—	—	2,819,162
Total	$2,819,162	$84,292,177	$—	$87,111,339

*	The Funds did not hold any Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2018 to November 30, 2020, or expected to be taken in the Fund’s November 30, 2021 year-end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. The Funds identify their major tax jurisdictions as U.S. Federal and New York State.

Dividends and Distributions – The Bond Fund pays dividends from net investment income on a monthly basis. The Equity Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

Security Transactions – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Most expenses of the Trust can be directly attributed to a Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Equity Fund and Bond Fund, respectively. For the six months ended May 31, 2021, the Adviser received advisory fees of $588,822 from the Equity Fund and $223,910 from the Bond Fund.

Effective April 1, 2021, North Country Investment Advisers, Inc. (the “Adviser”) has agreed to waive, through March 31, 2022, a portion of its advisory fees for the Bond Fund, which reduces the 0.50% contractual fee rate by 0.05% to 0.45%. This waiver may not be terminated prior to that date without the approval of the Trustees of The North Country Funds. As of May 31, 2021 the total amount of advisory fees waived were $7,339.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for each Fund and distributor for each Fund’s shares.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

NOTE 4. CAPITAL SHARE TRANSACTIONS

At May 31, 2021, there were an unlimited number of shares authorized with no par value. Paid in capital for the Equity Fund and Bond Fund amounted to $55,492,236 and $84,085,616, respectively.

Transactions in capital shares were as follows:

Equity Fund:

	For the Six		For the Year
	Months Ended		Ended
	May 31, 2021		November 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	224,322	$4,990,779	895,280	$17,523,730
Shares issued for reinvestment of dividends	701,718	14,897,468	89,207	1,682,446
Shares redeemed	(459,640)	(10,277,261)	(1,248,045)	(25,218,891)
Net increase (decrease)	466,400	$9,610,986	(263,558)	$(6,012,715)

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

Bond Fund:

	For the Six		For the Year
	Months Ended		Ended
	May 31, 2021		November 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	445,228	$4,828,980	1,628,904	$17,607,247
Shares issued for reinvestment of dividends	3,033	32,759	5,630	60,781
Shares redeemed	(695,700)	(7,519,653)	(725,357)	(7,774,865)
Net increase (decrease)	(247,439)	$(2,657,914)	909,177	$9,893,163

NOTE 5. INVESTMENTS

Investment transactions, excluding short-term securities, for the six months ended May 31, 2021 were as follows:

		Bond Fund
		Excluding U.S.	U.S.
		Government	Government
	Equity Fund	Securities	Securities
Purchases	$6,555,268	$2,771,605	$0
Sales	$11,116,702	$4,879,085	$921,561

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity	$61,289,616	$103,237,214	$(224,486)	$103,012,728
Intermediate Bond	$83,784,283	$3,965,609	$(638,553)	$3,327,056

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

NOTE 7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2020 and fiscal year ended November 30, 2019 was as follows:

For the year ended November 30, 2020:

	Ordinary	Long-Term
	Income	Capital Gains	Total
North Country Large Cap Equity Fund	$522,754	$8,621,269	$9,144,023
North Country Intermediate Bond Fund	1,450,252	—	1,450,252

For the year ended November 30, 2019:

	Ordinary	Long-Term
	Income	Capital Gains	Total
North Country Large Cap Equity Fund	$354,335	$8,389,338	$8,743,673
North Country Intermediate Bond Fund	1,464,248	—	1,464,248

As of November 30, 2020, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
North Country Large Cap Equity Fund	$555,666	$15,038,533	$—	$—	$—	$89,867,831	$105,462,030
North Country Intermediate Bond Fund	102,145	161,550	—	—	—	5,346,959	5,610,654

At November 30, 2020, the North Country Intermediate Bond Fund utilized capital loss carryforwards as follows:

Capital Loss Carry Forward Utilized
North Country Large Cap Equity Fund	$—
North Country Intermediate Bond Fund	404,268

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of May 31, 2021, SEI Private Trust Company, an account holding shares for the benefit of others in nominee name, held approximately 87% of the voting securities of the Equity Fund and approximately 97% of the Bond Fund.

THE NORTH COUNTRY FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021

NOTE 9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring additional adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS
ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) held on January 19, 2021, a majority of the Board, including a majority of trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), unanimously approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between North Country Investment Advisers, Inc. (“NCIA” or the “Adviser”) and the Funds. Fund counsel discussed with the Board its fiduciary responsibility to shareholders and the importance of assessing certain specific factors in its deliberations. Prior to the Meeting, the Adviser provided the Board with a number of written materials, including information relating to: a) the terms of the Advisory Agreement and fee arrangements with the Funds; b) the Adviser’s management and investment personnel; c) the financial condition and stability of the Adviser; d) data comparing each Fund’s fees, operating expenses and performance with that of a group of mutual funds in the same category, as determined by Lipper, Inc., that the Funds’ administrator determined were similar in size to the Funds (each, a “Peer Group”); and e) past performance of each Fund as compared to its respective benchmark. In addition, the Board engaged in in-person discussions with representatives of the Adviser. The Board also met outside the presence of the Adviser to consider this matter and consulted with independent counsel and the Funds’ Chief Compliance Officer.

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board, the Board’s discussions with key personnel of the Adviser, and the Board’s deliberations. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Board, including the Independent Trustees, reviewed the qualifications of the Adviser’s key personnel, including the experience of the Funds’ portfolio managers, and agreed that sharing resources with its parent bank is a positive aspect of the Adviser’s services to the Funds. The Trustees discussed their satisfaction with the Adviser’s compliance program and noted the financial strength and stability of the Adviser. Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage the Funds and concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Performance of the Adviser. The Independent Trustees discussed in detail the information provided to them regarding each Fund’s performance over various time periods ended December 31, 2020 compared both to its benchmarks and the arithmetic average of the total return of the Funds’ respective Peer Groups, and to the BAML Index (a broad measure of performance of bonds with maturities of less than 10 years), with respect to the Bond Fund. The Trustees noted that the Bond Fund outperformed 2 of the 10 funds in the Peer Group for the 1- and 3- year periods, but underperformed the Peer Group for the 5- and 10- year periods, with all periods ended December 31, 2020. The Trustees further noted that the Bond Fund underperformed the BAML Index and Barclays Index for the 1-, 3-, 5- , and 10-year periods. The Trustees then noted that the Growth Fund outperformed 2 out of 12 funds in the Peer Group for the 1-year period, 2 out of 11 funds for the 3- and 5- year period and 3 out of 10 funds for the 10-year period, with all periods ended December 31, 2020. The Trustees further noted that as of December 31, 2020, the Growth Fund outperformed the Lipper LCC Index for the 1-, 3-, 5-, and 10-year periods, and outperformed the S&P for

THE NORTH COUNTRY FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

the 1-, 3-, and 5-year periods. The Trustees considered that the Funds’ performance reflects, in part, the conservative manner in which they are managed and concluded that the investment performance of each Fund was sufficient to warrant continuation of the Advisory Agreement.

Cost of Services. With regard to cost of services and fees and expenses, the Trustees reviewed comparative fees charged by advisers to the Peer Group. The Trustees noted that the Bond Fund’s effective management fee was the highest of the Peer Group, while net expenses as of November 30, 2020 were between the median and the high for the Peer Group. The Trustees also noted that as of November 30, 2020, the Growth Fund’s effective management fee was between the average and the high for the Peer Group and net expenses were between the average and the high for the Peer Group.

The Trustees considered that, at the Independent Trustees’ request, the Adviser had agreed to voluntarily waive 0.05% of its advisory fees for the Bond Fund for a one-year period beginning on April 1, 2021.

The Trustees concluded that the cost of the services provided by the Adviser is within a reasonable range and supported continuation of the Advisory Agreement.

Profitability. Trustees considered the Adviser’s profits realized in connection with the operation of the Funds. The Trustees noted that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services to the Funds. The Independent Trustees considered that NCIA had voluntarily limited the overall expense ratio of each Fund from its inception through the fiscal year ended November 30, 2009 and noted that the Funds are continuing to operate within those limitations. The Independent Trustees also considered NCIA’s agreement to voluntarily waive 0.05% of its advisory fees for the Bond Fund for a one-year period beginning on April 1, 2021. The Trustees concluded that, based on the quality of services provided, the profitability of the Adviser’s relationship with the Funds warranted continuation of the Advisory Agreement.

Economies of Scale. The Trustees noted that the Adviser represented that certain efficiencies may be realized when the level of assets under management in each Fund nears $500 million. The Trustees concluded that they would re-visit the issue of certain benefits to the Funds’ shareholders that might ensue from economies of scale following any significant growth in Fund assets or other change in circumstances.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and with the assistance of independent legal counsel, the Board concluded that the overall arrangements provided under the terms of the Advisory Agreement were reasonable, and that continuance of the Advisory Agreement was in the best interests of the Funds’ shareholders.

THE NORTH COUNTRY FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund in The North Country Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at December 1, 2020 and held until May 31, 2021.

Actual Expenses: The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense	Expenses Paid During
	Account Value	Account Value	Ratio	the Period*
	(12/1/20)	(5/31/21)	(Annualized)	(12/1/20 – 5/31/21)
Large Cap Equity Fund
Actual	$1,000.00	$1,127.60	1.00%	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04
Intermediate Bond Fund
Actual	$1,000.00	$ 987.00	0.84%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	0.84%	$4.23

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days.

Rev July 2011

FACTS	WHAT DO THE NORTH COUNTRY FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The North Country Funds (“The Funds”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-350-2990

Who we are
Who is providing this notice?	The North Country Funds
What we do
How do The Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How do The Funds collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

●     State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●     Our affiliates include financial companies such as Glens Falls National Bank and Trust Company and North Country Investment Advisers.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-888-350-2990 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT, within sixty days of the end of the period. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-350-2990.

NC-SAR21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases . Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/5/21

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer

Date 8/5/21